CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Income	$ 2,641,298	$ 2,533,595	$ 474,216
Other Comprehensive Income, Net of Tax
Gains (Losses) on Securities Arising During the Year	(186,830)	4,439,108	1,227,281
Reclassification Adjustment	(1,872,726)	(1,929,577)	(1,727,261)
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(2,059,556)	2,509,531	(499,980)
Comprehensive Income (Loss)	$ 581,742	$ 5,043,126	$ (25,764)